Other Receivables and Prepaid Expenses	12 Months Ended
Dec. 31, 2023
Other Receivables and Prepaid Expenses [Abstract]
Other receivables and prepaid expenses

Note 5 – Other receivables and prepaid expenses

Other receivables consist of the following:

	December 31, 2023	December 31, 2022

Rent and other deposits	$9,135	$16,296
Advance to third parties*	-	2,799,874
Employee advances and others	14,628	915,242
Prepaid VAT taxes	88,567	63,682
Prepaid consulting fee	21,375	646,852
Total other receivables and prepaid expenses	$133,705	$4,441,946

*	This advance was short term, non-interest bearing and due on demand. The Company collected full amount of advance by March 22, 2023.